Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Operating activities
Net loss for the period	$ (2,322,772)	$ (1,004,092)	$ (1,501,618)	$ (2,464,747)	$ 1,036,148	$ (5,593,906)	$ (10,098,893)
Adjustment for items not affecting cash
Depreciation	10,163	14,387	17,002	34,036	63,454	59,479	44,448
Imputed interest		0		27,677	0	0	27,677
Interest expense	15,234	(4,701)	0	0	7,697	(7,459)	179
Share based compensation expense	159,818	158,244	1,297,558	112,573	1,495,837	1,709,230	273,887
Shares issued for services	59,500	70,800	0	0	169,700	0	210,323
Shares to be issued for services		0		0	0	98,900	0
Change in fair value of warrant derivative liability	391,059	(870,913)	(917,749)	0	(7,742,555)	(484,124)	6,387,473
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(1,686,998)	(1,636,275)	(1,104,807)	(2,290,461)	(4,969,719)	(4,217,880)	(3,154,906)
Changes in non-cash working capital items
Accounts receivable	(113,870)		0
Prepaid expenses and other receivables	60,142	(43,516)	(5,934)	420,709	(73,314)	(107,087)	337,451
Due from related parties	(178)	(2,891)	(671)	0	35	6,432	0
Inventories	(71,380)		0
Accounts payable	(703,526)	186,153	(11,705)	195,427	112,129	(174,229)	123,654
Accrued liabilities	(382,629)	458,139	(299,676)	34,847	183,033	(97,623)	228,840
Net cash used in operating activities	(2,898,439)	(1,038,390)	(1,422,793)	(1,639,478)	(4,747,836)	(4,590,387)	(2,464,961)
Investing activities
Acquisition of equipment	0	(3,032)	(30,917)	(109,316)	(42,863)	(80,195)	(148,136)
Advances		(125,153)		0	(125,153)	0	0
Provision of a loan receivable	0	(68,750)	(150,000)	0	(379,908)	(300,000)	0
Net cash used in investing activities	0	(196,935)	(180,917)	(109,316)	(547,924)	(380,195)	(148,136)
Financing activities
Proceeds from issuance of shares, net of issue costs	0	0	4,552,409	2,604,453	4,552,409	11,341,397	9,393,441
Repayment of proceeds from loans payable		0		(733,293)	0	0	(733,293)
Proceeds from the exercise of options		0		228,875	0	0	228,875
Repayment of loans from related parties		0		(111,357)	0	0	(111,357)
Cash acquired on acquisition	266,635		0
Net cash provided by financing activities	266,635	0	4,552,409	1,988,678	4,552,409	11,341,397	8,777,666
Effects of foreign currency exchange rate changes	0	0	4,409	(33,433)	0	36,334	(42,943)
Net (decrease) increase in cash and cash equivalents for the period	(2,631,804)	(1,235,325)	2,953,108	206,451	(743,351)	6,407,149	6,121,626
Cash and cash equivalents, beginning of period	5,381,757	6,617,082	6,125,108	3,482	6,125,108	209,933	3,482
Cash and cash equivalents, end of period	2,749,953	5,381,757	$ 9,078,216	209,933	5,381,757	6,617,082	6,125,108
Supplemental information:
Issuance of shares on conversion of loans		$ 0		$ 239,746	$ 0	$ 500,000	$ 500,000
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed) [Abstract]
Current assets, including cash acquired of $266,635	478,843
Equipment	59,749
Intangible assets and goodwill	27,888,979
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory notes payable	(217,808)
Bionik advance	(1,436,164)
Non-cash consideration	$ 25,759,890